Quarterly Holdings Report
for

Fidelity Advisor® Balanced Fund

May 31, 2020

AIG-QTLY-0720
1.797921.116

Schedule of Investments May 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 67.4%
	Shares	Value (000s)
COMMUNICATION SERVICES - 6.7%
Diversified Telecommunication Services - 0.3%
AT&T, Inc.	239,707	$7,397
Vonage Holdings Corp. (a)	453,319	4,365
		11,762
Entertainment - 1.5%
Activision Blizzard, Inc.	257,349	18,524
Electronic Arts, Inc. (a)	42,617	5,237
Live Nation Entertainment, Inc. (a)	9,892	486
Netflix, Inc. (a)	47,431	19,908
Sea Ltd. ADR (a)	6,200	495
The Walt Disney Co.	147,999	17,360
		62,010
Interactive Media & Services - 4.1%
Alphabet, Inc.:
Class A (a)	10,582	15,170
Class C (a)	48,053	68,664
ANGI Homeservices, Inc. Class A (a)	247,206	2,682
Eventbrite, Inc. (a)	117,084	1,009
Facebook, Inc. Class A (a)	349,728	78,720
IAC/InterActiveCorp (a)	1,381	373
Wise Talent Information Technology Co. Ltd. (a)	736,200	1,744
		168,362
Media - 0.2%
Altice U.S.A., Inc. Class A (a)	111,019	2,855
Comcast Corp. Class A	95,740	3,791
Discovery Communications, Inc. Class A (a)	31,820	692
Interpublic Group of Companies, Inc.	35,741	612
Liberty Media Corp. Liberty Formula One Group Series C (a)	34,163	1,184
Nexstar Broadcasting Group, Inc. Class A	4,115	343
ViacomCBS, Inc. Class B	78,137	1,621
		11,098
Wireless Telecommunication Services - 0.6%
Boingo Wireless, Inc. (a)(b)	417,143	5,715
T-Mobile U.S., Inc. (a)	179,828	17,990
		23,705

TOTAL COMMUNICATION SERVICES		276,937

CONSUMER DISCRETIONARY - 7.1%
Auto Components - 0.1%
Aptiv PLC	57,900	4,363
Distributors - 0.1%
LKQ Corp. (a)	182,500	5,011
Diversified Consumer Services - 0.1%
Afya Ltd.	97,326	1,912
Hotels, Restaurants & Leisure - 1.1%
Boyd Gaming Corp.	54,600	1,167
Churchill Downs, Inc.	28,500	3,781
Compass Group PLC	430,300	6,308
Dunkin' Brands Group, Inc.	76,800	4,905
Marriott International, Inc. Class A	41,600	3,682
McDonald's Corp.	125,700	23,420
Starbucks Corp.	26,600	2,075
Vail Resorts, Inc.	6,700	1,329
		46,667
Household Durables - 0.3%
Lennar Corp. Class A	112,200	6,784
Mohawk Industries, Inc. (a)	23,600	2,200
Tempur Sealy International, Inc. (a)	35,000	2,283
		11,267
Internet & Direct Marketing Retail - 3.0%
Alibaba Group Holding Ltd. sponsored ADR (a)	6,100	1,265
Amazon.com, Inc. (a)	44,285	108,160
Ocado Group PLC (a)	69,100	1,870
The Booking Holdings, Inc. (a)	6,700	10,984
		122,279
Leisure Products - 0.1%
Mattel, Inc. (a)(b)	218,282	2,010
Peloton Interactive, Inc. Class A (a)	82,600	3,485
		5,495
Multiline Retail - 0.3%
Dollar Tree, Inc. (a)	125,600	12,292
Specialty Retail - 1.6%
Burlington Stores, Inc. (a)	17,800	3,732
Lowe's Companies, Inc.	198,000	25,809
The Children's Place Retail Stores, Inc.	5,600	233
The Home Depot, Inc.	76,909	19,110
TJX Companies, Inc.	289,330	15,265
Ulta Beauty, Inc. (a)	14,500	3,538
		67,687
Textiles, Apparel & Luxury Goods - 0.4%
LVMH Moet Hennessy Louis Vuitton SE	7,700	3,230
NIKE, Inc. Class B	69,864	6,887
PVH Corp.	41,800	1,901
Tapestry, Inc.	164,700	2,240
		14,258

TOTAL CONSUMER DISCRETIONARY		291,231

CONSUMER STAPLES - 4.7%
Beverages - 1.5%
Boston Beer Co., Inc. Class A (a)	4,100	2,315
Keurig Dr. Pepper, Inc.	122,100	3,409
Monster Beverage Corp. (a)	106,475	7,657
PepsiCo, Inc.	193,800	25,494
Pernod Ricard SA	20,200	3,141
The Coca-Cola Co.	419,400	19,578
		61,594
Food & Staples Retailing - 1.4%
Costco Wholesale Corp.	64,100	19,773
JDE Peet's BV	28,600	1,000
Kroger Co.	168,200	5,487
Performance Food Group Co. (a)	50,200	1,338
Sysco Corp.	73,900	4,076
U.S. Foods Holding Corp. (a)	181,300	3,470
Walmart, Inc.	180,900	22,442
		57,586
Food Products - 0.4%
Freshpet, Inc. (a)	28,600	2,207
Lamb Weston Holdings, Inc.	61,700	3,706
Mondelez International, Inc.	247,700	12,910
		18,823
Household Products - 1.1%
Church & Dwight Co., Inc.	48,400	3,633
Clorox Co.	7,900	1,629
Energizer Holdings, Inc.	31,100	1,365
Procter & Gamble Co.	323,200	37,465
Reckitt Benckiser Group PLC	17,037	1,526
		45,618
Personal Products - 0.2%
Estee Lauder Companies, Inc. Class A	42,300	8,353
Tobacco - 0.1%
Altria Group, Inc.	81,192	3,171

TOTAL CONSUMER STAPLES		195,145

ENERGY - 2.1%
Energy Equipment & Services - 0.2%
Baker Hughes Co. Class A	98,100	1,620
NCS Multistage Holdings, Inc. (a)	8,600	4
Oceaneering International, Inc. (a)	240,909	1,547
SBM Offshore NV	82,600	1,127
Subsea 7 SA	268,600	1,542
TechnipFMC PLC	26,800	198
		6,038
Oil, Gas & Consumable Fuels - 1.9%
Africa Oil Corp. (a)	571,800	440
Aker Bp ASA	38,200	614
Apache Corp.	281,600	3,038
Canadian Natural Resources Ltd.	218,700	3,995
Cheniere Energy, Inc. (a)	24,900	1,104
Chevron Corp.	54,376	4,986
Enbridge, Inc.	25,600	831
Equinor ASA sponsored ADR	281,500	4,107
Exxon Mobil Corp.	581,591	26,445
Galp Energia SGPS SA Class B	175,400	2,087
Gibson Energy, Inc.	28,400	439
Hess Corp.	152,800	7,253
Kosmos Energy Ltd.	423,800	771
Marathon Petroleum Corp.	6,400	225
MEG Energy Corp. (a)	561,600	1,305
Phillips 66 Co.	71,274	5,578
Pioneer Natural Resources Co.	400	37
Reliance Industries Ltd.	219,884	4,259
Reliance Industries Ltd. rights (a)	15,709	46
Shell Midstream Partners LP	50,300	679
Total SA sponsored ADR	171,500	6,445
Tourmaline Oil Corp.	36,700	365
Valero Energy Corp.	62,800	4,185
		79,234

TOTAL ENERGY		85,272

FINANCIALS - 7.4%
Banks - 2.3%
Bank of America Corp.	1,139,391	27,482
Citigroup, Inc.	538,430	25,796
Comerica, Inc.	105,600	3,839
EFG Eurobank Ergasias SA (a)	3,020,500	1,274
First Horizon National Corp.	455,498	4,259
Huntington Bancshares, Inc.	230,545	2,050
KeyCorp	320,900	3,803
M&T Bank Corp.	29,500	3,117
Signature Bank	20,100	2,068
Societe Generale Series A	47,700	706
Synovus Financial Corp.	61,300	1,176
Truist Financial Corp.	224,755	8,266
Wells Fargo & Co.	315,300	8,346
		92,182
Capital Markets - 1.9%
Bank of New York Mellon Corp.	566,700	21,064
BlackRock, Inc. Class A	16,800	8,881
Cboe Global Markets, Inc.	102,872	10,952
Intercontinental Exchange, Inc.	126,200	12,273
Morgan Stanley	365,800	16,168
Virtu Financial, Inc. Class A	266,000	6,344
		75,682
Consumer Finance - 1.5%
360 Finance, Inc. ADR (a)	69,000	693
Ally Financial, Inc.	322,700	5,628
American Express Co.	18,700	1,778
Capital One Financial Corp.	489,409	33,299
Discover Financial Services	191,200	9,084
OneMain Holdings, Inc.	323,925	7,557
Shriram Transport Finance Co. Ltd.	146,400	1,108
SLM Corp.	545,457	4,135
		63,282
Diversified Financial Services - 0.2%
Berkshire Hathaway, Inc.:
Class A (a)	11	3,065
Class B (a)	24,400	4,528
StepStone Group Holdings LLC (c)(d)(e)	2,250	1,972
		9,565
Insurance - 1.5%
American International Group, Inc.	177,700	5,342
Chubb Ltd.	18,200	2,219
Fairfax Financial Holdings Ltd. (sub. vtg.)	5,500	1,528
Hartford Financial Services Group, Inc.	226,200	8,661
Marsh & McLennan Companies, Inc.	76,453	8,098
MetLife, Inc.	101,600	3,659
The Travelers Companies, Inc.	202,600	21,674
Willis Group Holdings PLC	57,400	11,646
		62,827
Thrifts & Mortgage Finance - 0.0%
WMI Holdings Corp. (a)	9	0

TOTAL FINANCIALS		303,538

HEALTH CARE - 10.4%
Biotechnology - 2.2%
Acceleron Pharma, Inc. (a)	5,500	544
Alexion Pharmaceuticals, Inc. (a)	96,564	11,578
Amgen, Inc.	120,979	27,789
Argenx SE ADR (a)	5,200	1,140
Biogen, Inc. (a)	19,400	5,958
Global Blood Therapeutics, Inc. (a)	85,929	6,008
PTC Therapeutics, Inc. (a)	72,100	3,656
Regeneron Pharmaceuticals, Inc. (a)	27,800	17,036
Vertex Pharmaceuticals, Inc. (a)	59,700	17,191
		90,900
Health Care Equipment & Supplies - 2.3%
Abbott Laboratories	195,900	18,595
Becton, Dickinson & Co.	83,900	20,717
Boston Scientific Corp. (a)	507,555	19,282
DexCom, Inc. (a)	13,600	5,145
Haemonetics Corp. (a)	33,700	3,696
Intuitive Surgical, Inc. (a)	27,800	16,125
Masimo Corp. (a)	11,200	2,690
Nevro Corp. (a)	28,900	3,630
Stryker Corp.	22,200	4,345
		94,225
Health Care Providers & Services - 2.7%
AmerisourceBergen Corp.	62,700	5,978
Centene Corp. (a)	88,400	5,857
Cigna Corp.	90,100	17,779
HCA Holdings, Inc.	77,200	8,253
Humana, Inc.	57,500	23,612
UnitedHealth Group, Inc.	165,394	50,420
		111,899
Life Sciences Tools & Services - 0.5%
Thermo Fisher Scientific, Inc.	53,890	18,818
Pharmaceuticals - 2.7%
AstraZeneca PLC sponsored ADR	380,300	20,764
Bristol-Myers Squibb Co.	438,694	26,199
Eli Lilly & Co.	160,700	24,579
Horizon Pharma PLC (a)	206,800	10,491
MyoKardia, Inc. (a)	6,900	706
Roche Holding AG (participation certificate)	56,535	19,625
Zoetis, Inc. Class A	74,600	10,398
		112,762

TOTAL HEALTH CARE		428,604

INDUSTRIALS - 7.0%
Aerospace & Defense - 0.3%
General Dynamics Corp.	47,200	6,930
Textron, Inc.	36,100	1,118
The Boeing Co.	30,790	4,491
		12,539
Air Freight & Logistics - 0.5%
FedEx Corp.	139,708	18,240
Building Products - 0.1%
Carrier Global Corp. (a)	233,000	4,770
Construction & Engineering - 0.8%
AECOM (a)	718,744	27,866
Granite Construction, Inc.	244,527	4,304
		32,170
Electrical Equipment - 0.8%
Sensata Technologies, Inc. PLC (a)	645,855	23,025
Sunrun, Inc. (a)	62,700	1,047
Vivint Solar, Inc. (a)(b)	1,257,338	9,455
		33,527
Industrial Conglomerates - 0.5%
3M Co.	18,920	2,960
General Electric Co.	2,887,300	18,970
		21,930
Machinery - 0.8%
Allison Transmission Holdings, Inc.	516,400	19,479
Caterpillar, Inc.	34,000	4,084
Colfax Corp. (a)(b)	229,800	6,448
Fortive Corp.	37,200	2,268
Otis Worldwide Corp.	22,800	1,200
		33,479
Marine - 0.3%
A.P. Moller - Maersk A/S Series B	12,827	12,646
Professional Services - 0.4%
Nielsen Holdings PLC	1,167,520	16,217
Road & Rail - 2.1%
CSX Corp.	17,559	1,257
Lyft, Inc. (a)	234,961	7,345
Norfolk Southern Corp.	129,033	23,005
Uber Technologies, Inc.	1,348,981	48,995
Union Pacific Corp.	24,100	4,094
		84,696
Trading Companies & Distributors - 0.4%
HD Supply Holdings, Inc. (a)	502,428	15,932

TOTAL INDUSTRIALS		286,146

INFORMATION TECHNOLOGY - 16.3%
Communications Equipment - 0.0%
Ericsson (B Shares) sponsored ADR	200,000	1,828
Lumentum Holdings, Inc. (a)	3,403	250
		2,078
Electronic Equipment & Components - 1.3%
Flextronics International Ltd. (a)	1,185,034	11,507
II-VI, Inc. (a)	235,700	11,203
Insight Enterprises, Inc. (a)	48,139	2,468
Jabil, Inc.	892,603	26,707
		51,885
IT Services - 2.1%
DXC Technology Co.	74,347	1,056
Fidelity National Information Services, Inc.	165,000	22,907
Genpact Ltd.	384,600	13,826
Global Payments, Inc.	32,500	5,833
GoDaddy, Inc. (a)	147,400	11,387
PayPal Holdings, Inc. (a)	97,300	15,082
Sabre Corp.	241,000	1,680
Twilio, Inc. Class A (a)	64,000	12,646
Worldline SA (a)(f)	33,400	2,489
		86,906
Semiconductors & Semiconductor Equipment - 2.4%
Advanced Micro Devices, Inc. (a)	72,000	3,874
Applied Materials, Inc.	94,200	5,292
Cirrus Logic, Inc. (a)	37,900	2,747
Lam Research Corp.	7,600	2,080
Marvell Technology Group Ltd.	394,700	12,875
MediaTek, Inc.	151,000	2,333
Micron Technology, Inc. (a)	389,287	18,651
NVIDIA Corp.	70,400	24,993
NXP Semiconductors NV	145,797	14,011
ON Semiconductor Corp. (a)	165,506	2,729
Qualcomm, Inc.	77,515	6,269
Sanken Electric Co. Ltd.	43,000	994
Skyworks Solutions, Inc.	10,300	1,221
STMicroelectronics NV (France)	32,900	817
Xilinx, Inc.	6,300	579
		99,465
Software - 6.9%
Adobe, Inc. (a)	49,054	18,964
Autodesk, Inc. (a)	41,330	8,695
Citrix Systems, Inc.	22,800	3,377
Cloudflare, Inc. (a)	128,642	3,740
Elastic NV (a)	80,100	6,882
LivePerson, Inc. (a)	263,401	9,864
Microsoft Corp.	889,500	163,004
Nortonlifelock, Inc.	314,230	7,158
Nuance Communications, Inc. (a)	176,800	4,045
Nutanix, Inc. Class A (a)	10,300	248
Oracle Corp.	265,800	14,292
RingCentral, Inc. (a)	2,800	768
Salesforce.com, Inc. (a)	111,089	19,417
Snowflake Computing, Inc. Class B (d)(e)	2,136	83
SS&C Technologies Holdings, Inc.	42,800	2,478
SurveyMonkey (a)	94,400	1,902
Talend SA ADR (a)	8,000	247
Workday, Inc. Class A (a)	12,000	2,201
Workiva, Inc. (a)	25,300	1,127
Yext, Inc. (a)	181,800	2,871
Zendesk, Inc. (a)	144,800	12,417
		283,780
Technology Hardware, Storage & Peripherals - 3.6%
Apple, Inc.	428,205	136,143
HP, Inc.	228,900	3,466
Western Digital Corp.	201,000	8,918
Xerox Holdings Corp.	11,200	178
		148,705

TOTAL INFORMATION TECHNOLOGY		672,819

MATERIALS - 1.8%
Chemicals - 1.0%
Air Products & Chemicals, Inc.	20,960	5,065
Albemarle Corp. U.S. (b)	23,800	1,821
Amyris, Inc. (a)(b)	891,700	3,326
Amyris, Inc. (d)	320,612	1,136
Ecolab, Inc.	29,995	6,376
FMC Corp.	30,300	2,982
Innospec, Inc.	32,144	2,478
Linde PLC	44,783	9,061
Livent Corp. (a)	708,366	4,774
Sherwin-Williams Co.	5,418	3,217
		40,236
Construction Materials - 0.2%
Martin Marietta Materials, Inc.	17,307	3,325
Summit Materials, Inc. (a)	158,274	2,404
Vulcan Materials Co.	28,600	3,098
		8,827
Containers & Packaging - 0.1%
Crown Holdings, Inc. (a)	73,800	4,829
Metals & Mining - 0.5%
Commercial Metals Co.	114,515	1,965
First Quantum Minerals Ltd.	394,600	2,313
Freeport-McMoRan, Inc.	289,148	2,623
Kaiser Aluminum Corp.	22,300	1,600
Newmont Corp.	153,428	8,971
Reliance Steel & Aluminum Co.	21,296	2,066
		19,538

TOTAL MATERIALS		73,430

REAL ESTATE - 1.9%
Equity Real Estate Investment Trusts (REITs) - 1.8%
Alexandria Real Estate Equities, Inc.	28,200	4,335
American Homes 4 Rent Class A	75,300	1,901
American Tower Corp.	62,300	16,084
Ant International Co. Ltd. Class C (a)(d)(e)	463,804	3,961
Corporate Office Properties Trust (SBI)	172,600	4,310
CubeSmart	79,300	2,257
Digital Realty Trust, Inc.	40,200	5,771
Equinix, Inc.	10,100	7,046
Equity Lifestyle Properties, Inc.	43,000	2,679
Lexington Corporate Properties Trust	94,300	917
Potlatch Corp.	64,373	2,188
Prologis, Inc.	109,100	9,983
SBA Communications Corp. Class A	19,700	6,188
VICI Properties, Inc.	62,600	1,228
Weyerhaeuser Co.	316,100	6,382
		75,230
Real Estate Management & Development - 0.1%
Cushman & Wakefield PLC (a)	345,400	3,540

TOTAL REAL ESTATE		78,770

UTILITIES - 2.0%
Electric Utilities - 1.4%
Edison International	125,100	7,270
Entergy Corp.	42,400	4,317
Evergy, Inc.	73,665	4,544
Exelon Corp.	271,200	10,390
FirstEnergy Corp.	125,200	5,291
NextEra Energy, Inc.	65,800	16,816
NRG Energy, Inc.	38,600	1,392
Southern Co.	110,900	6,329
		56,349
Independent Power and Renewable Electricity Producers - 0.0%
The AES Corp.	102,349	1,278
Multi-Utilities - 0.6%
CenterPoint Energy, Inc.	67,900	1,207
CenterPoint Energy, Inc. (d)	104,645	1,675
Dominion Energy, Inc.	154,745	13,155
Sempra Energy	61,024	7,708
		23,745

TOTAL UTILITIES		81,372

TOTAL COMMON STOCKS
(Cost $2,120,713)		2,773,264
	Principal Amount (000s)	Value (000s)

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 0.12% to 0.12% 8/13/20 to 8/20/20(g)
(Cost $1,450)	1,450	1,450
	Shares	Value (000s)

Fixed-Income Funds - 30.8%
Fidelity High Income Central Fund (h)	728,450	$73,734
Fidelity Investment Grade Bond Central Fund (h)	10,281,539	1,193,378
TOTAL FIXED-INCOME FUNDS
(Cost $1,235,877)		1,267,112

Money Market Funds - 2.0%
Fidelity Cash Central Fund 0.11% (i)	69,999,267	70,013
Fidelity Securities Lending Cash Central Fund 0.10% (i)(j)	12,370,528	12,372
TOTAL MONEY MARKET FUNDS
(Cost $82,385)		82,385
TOTAL INVESTMENT IN SECURITIES - 100.2%
(Cost $3,440,425)		4,124,211
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(7,851)
NET ASSETS - 100%		$4,116,360

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount (000s)	Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	140	June 2020	$21,294	$3,637	$3,637

The notional amount of futures purchased as a percentage of Net Assets is 0.5%

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (d) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $8,826,000 or 0.2% of net assets.

 (e) Level 3 security

 (f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,489,000 or 0.1% of net assets.

 (g) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,450.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (j) Includes investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Amyris, Inc.	2/3/20	$920
Ant International Co. Ltd. Class C	5/16/18	$2,602
CenterPoint Energy, Inc.	5/7/20	$1,683
Snowflake Computing, Inc. Class B	3/19/20	$83
StepStone Group Holdings LLC	8/19/19	$1,800

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$977
Fidelity High Income Central Fund	3,638
Fidelity Investment Grade Bond Central Fund	24,001
Fidelity Mortgage Backed Securities Central Fund	622
Fidelity Securities Lending Cash Central Fund	217
Total	$29,455

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Fiscal year to date information regarding the Fund’s investments in non-Money Market Central Funds, including the ownership percentage, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity High Income Central Fund	$77,237	$3,723	$--	$--	$(7,226)	$73,734	2.8%
Fidelity Investment Grade Bond Central Fund	--	1,353,404	192,446	(2,144)	34,564	1,193,378	4.4%
Fidelity Mortgage Backed Securities Central Fund	285,398	--	284,489	7,898	(8,807)	--	0.0%
Total	$362,635	$1,357,127	$476,935	$5,754	$18,531	$1,267,112

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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